COVER PAGE	Oct. 28, 2019
Cover page.
Entity Registrant Name	SIMPSON MANUFACTURING CO INC /CA/
Written Communications	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Oct. 28, 2019
Entity File Number	1-13429
Entity Tax Identification Number	94-3196943
Entity Address, Address Line One	5956 W. Las Positas Boulevard
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	560-9000
Trading Symbol	SSD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000920371
Amendment Flag	false